ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Risk Free Interest Rate	3.89%	3.48%	3.89%
Expected Volatility	882.14%	895.05%	868.81%
Expected Dividends	0.00%	0.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Term	2 years 10 days	2 years 3 months 10 days	3 months 18 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Term	2 years 7 months 28 days	2 years 10 months 24 days	2 years 3 months 29 days